Leases (Schedule of Right to use asset) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 ILS (₪)
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	₪ 4,088
Depreciation	2,156	$ 612		₪ 2,164
Closing balance	3,391	963	[1]	4,088
Consolidated Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	7,333	2,083		5,930
Dispositions	(2,180)	(619)		(2,166)
Additions	1,459	414		3,569
Closing balance	6,612	1,878		7,333
Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	3,245	921		3,064
Dispositions	(2,180)	(619)		(1,983)
Depreciation	2,156	613		2,164
Closing balance	3,221	915		3,245
Net Book Value [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	4,088
Closing balance	₪ 3,391	$ 963		₪ 4,088

[1]	Convenience Translation into US Dollars.